Long-term Debt - Estimate Future Debt Payments on Long-term Debt (Details) $ in Thousands, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 52,355
Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	53,200
2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0
2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0
2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	52,355
Revolving Reserves-Based Lending Facility [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	8,200	$ 11.2	$ 11,207
Revolving Reserves-Based Lending Facility [Member] | Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	8,200	$ 11.2	11,225
Revolving Reserves-Based Lending Facility [Member] | 2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Revolving Reserves-Based Lending Facility [Member] | 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Revolving Reserves-Based Lending Facility [Member] | 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	8,221
Prepayment agreement [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	44,134		58,792
Prepayment agreement [member] | Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	45,000		$ 60,000
Prepayment agreement [member] | 2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Prepayment agreement [member] | 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Prepayment agreement [member] | 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 44,134